SSS Agreements (Detail Textuals) - Common Stock Purchase Agreement - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Nov. 11, 2016	Jul. 06, 2016	Nov. 17, 2016	Jul. 19, 2016
Seven Stars Works Co., Ltd
Agreement [Line Items]
Number of shares issued				2,272,727
Shares issued, price per share (in dollars per share)		$ 1.76
Total purchase price		$ 4
Sun Seven Stars Hong Kong Cultural Development Limited ("SSSHKCD")
Agreement [Line Items]
Number of shares issued			1,136,365
Shares issued, price per share (in dollars per share)	$ 1.76
Total purchase price	$ 2